9. LOANS PAYABLE: Schedule of Loans Payable (Details) - CAD ($)	Dec. 31, 2025	Dec. 31, 2024
Loans payable	$ 13,566,956	$ 9,783,539
SBA Loan - Interactive Systems, Inc
Loans payable	717,015	766,201
SBA Loan - ZooOffice, Inc
Loans payable	210,118	225,025
SBFS LLC Loan dba RapidAdvance
Loans payable	0	52,379
GG Mars Capital, Inc. LOC (note 17)
Loans payable	526,140	992,798
Star Financial Corporation LOC (note 17)
Loans payable	850,182	1,394,839
Jennings Family Investments, Inc. LOC (note 17)
Loans payable	4,105,476	3,921,087
Lone Stella, Inc. LOC
Loans payable	2,347	539,556
Nancy Cowden LOC
Loans payable	97,997	1,080,380
Notes payable related to 2025 business combinations
Loans payable	10,495,561	0
ProPal Investments, LLC. (note 17)
Loans payable	0	575,400
GG Mars Capital, Inc. Debenture (note 17)
Loans payable	248,636	235,874
TDBank - LOC
Loans payable	0	124,696
Total Loans Payable
Loans payable	17,256,413	9,908,235
Current portion of loans payable
Loans payable	3,689,456	124,696
Non-current portion of loans payable
Loans payable	$ 13,566,956	$ 9,783,539